Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) Days $ / shares	Dec. 31, 2022 USD ($)	Sep. 30, 2024
Commitments and Contingencies [Line Items]
Warrant Period	5 years		25 years
Maximum number of demands for registration of securities	3
Threshold period for not to transfer	30 days
Other income	$ 425,040
Waiver of deferred underwriters fee	9,234,960
Deferred underwriting fees	0	$ 9,660,000
Decrease in deferred underwriting liability	0
Reversal of offering costs	$ 425,040
Business Combination Agreement [Member]
Commitments and Contingencies [Line Items]
Description of acquired entity	On April 19, 2023, the Company entered into a Business Combination Agreement, by and among the Company, ESGEN OpCo, LLC, a Delaware limited liability company and wholly-owned subsidiary of ESGEN (“OpCo”), Sunergy Renewables, LLC, a Nevada limited liability company (“Sunergy”), the Sunergy equity holders set forth on the signature pages thereto (collectively, “Sellers” and each, a “Seller”, and collectively with Sunergy, the “Sunergy Parties”), for limited purposes, the Sponsor, and for limited purposes, Timothy Bridgewater, an individual, in his capacity as the Sellers Representative (the “Business Combination Agreement”).
Date of acquisition	Mar. 13, 2024
Minimum [Member]
Commitments and Contingencies [Line Items]
Warrant Period			10 years
Maximum [Member]
Commitments and Contingencies [Line Items]
Warrant Period			20 years
Class A Common Stock [Member] | Sponsor [Member]
Commitments and Contingencies [Line Items]
Warrants and rights outstanding exercisable term	30 days
Threshold period for not to transfer	1 year
Stock price trigger to transfer (in dollars per share) (in Dollars per share) | $ / shares	$ 12
Threshold trading days for transfer (in Days) | Days	20
Threshold consecutive trading days for transfer (in Days) | Days	30
Threshold period after the initial business combination	150 days
Class B Ordinary Share [Member]
Commitments and Contingencies [Line Items]
Temporary equity, carrying amount, period increase (decrease)	$ 9,234,960
Private Placement Warrants [Member] | Class A Common Stock [Member] | Sponsor [Member]
Commitments and Contingencies [Line Items]
Warrants and rights outstanding exercisable term	30 days
IPO [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting discount	3.50%